Trade and other payables: amounts falling due within one year (Tables)	6 Months Ended
Jun. 30, 2023
Trade and other current payables [abstract]
Summary of trade and other payables, current

	30 June 2023	31 December 2022
	£m	£m
Trade payables	9,351.1	11,182.3
Deferred income	1,310.5	1,599.0
Payments due to vendors (earnout agreements)	73.3	62.0
Liabilities in respect of put option agreements with vendors	14.9	18.8
Fair value of derivatives	40.2	58.0
Other creditors and accruals	2,365.8	2,914.8
	13,155.8	15,834.9